Long-term royalty payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Royalty Payable
A continuity schedule of the long-term royalty payable is as follows:

	December 31, 2017	December 31, 2016
Balance, beginning of year	$21,562	$—
Issuance of debentures	—	17,500
Accretion expense	3,168	4,062
Repayment	(10,935)	—
Additional finance charge from prepayment	5,236	—
Balance, end of year	19,031	21,562
Current portion	(2,390)	(1,500)
Long-term portion	$16,641	$20,062

Schedule of Maturities of Long-term Debt
The carrying value of principal repayment schedule of the long-term debt is as follows for the years ending December 31:

	Term loan facility	Senior financing	Convertible debt	Other bank financing	Capital lease obligations	Total
2018	$1,747	$1,838	$—	$5,122	$286	$8,993
2019	3,747	1,971	—	360	139	6,217
2020	5,747	2,106	—	360	100	8,313
2021	7,746	2,363	17,335	360	80	27,884
2022 and thereafter	—	2,623	—	360	32	3,015
	$18,987	$10,901	$17,335	$6,562	$637	$54,422
The minimum repayments including interest are as follows, for the years ending December 31:

2018	$2,390
2019	4,682
2020	6,240
2021	7,572
2022	6,240
2023 and thereafter	7,920
$35,044